Stock-Based Compensation	12 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
Liability Awards (Income) Expense	$(0.6)	$5.6	$5.4
Equity Awards Expense	12.5	11.1	9.3
Total stock-based compensation expense	$11.9	$16.7	$14.7

As of 31 March 2019, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$18.3 million and will be recognized over an estimated weighted average amortization period of 2.2 years.
2001 Equity Incentive Plan
Under the Company’s 2001 Equity Incentive Plan (the “2001 Plan”), the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units. The 2001 Plan was first approved by the Company’s shareholders in 2001 and was reapproved to continue until September 2021 at the 2011 Annual General Meeting. The Company is authorized to issue 45,077,100 shares under the 2001 Plan.
Under the 2001 Plan, grants have been made at fair market value to management and other employees of the Company. Each grant confers the right to subscribe for one ordinary share in the capital of JHI plc. Primarily, the grants may be exercised as follows: 25% after the first year; 25% after the second year; and 50% after the third year.
Restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such units remain restricted. The Company determines the conditions or restrictions of any restricted stock units, which include requirements of continued employment. At 31 March 2019, there were 910,386 restricted stock units outstanding under this plan.
Long-Term Incentive Plan 2006
At the 2006 Annual General Meeting, the Company’s shareholders approved the establishment of a Long-Term Incentive Plan 2006 (the “LTIP”) to provide incentives to certain members of senior management (“Executives”). The shareholders also approved, in accordance with certain LTIP rules, the issue of options in the Company to executives of the Company. At the Company’s 2008 Annual General Meeting, the shareholders amended the LTIP to also allow restricted stock units to be granted under the LTIP. The LTIP was re-approved by the Company’s shareholders with certain amendments at each of the 2008, 2012, 2015 and 2018 Annual General Meetings.
As of 31 March 2019, the Company had granted 13,571,439 restricted stock units under the LTIP. These restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such units remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Restricted stock units either vest or expire as set out in the grant documents or LTIP rules. At 31 March 2019, there were 4,261,508 restricted stock units outstanding under the LTIP.
The following table summarizes the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Plan at 31 March 2019, 2018 and 2017:

Shares Available for Grant
Balance at 31 March 2017	27,238,814
Granted	(1,779,904)
Balance at 31 March 2018	25,458,910
Granted	(1,714,094)
Balance at 31 March 2019	23,744,816

Stock Options
There were no stock options granted during the years ended 31 March 2019 and 2018. The following table summarizes the Company’s stock options activity during the noted periods:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2017	48,896	6.38
Exercised	(48,896)	6.38
Balance at 31 March 2018	—
Exercised	—
Balance at 31 March 2019	—

The total intrinsic value of stock options exercised was nil and A$0.8 million for the years ended 31 March 2019 and 2018, respectively.
Windfall tax benefits realized in the United States from stock options exercised and included in cash flows from financing activities in the consolidated statements of cash flows were nil, nil and US$3.0 million for the years ended 31 March 2019, 2018 and 2017, respectively.
Restricted Stock Units
The Company estimates the fair value of restricted stock units on the date of grant and recognizes this estimated fair value as compensation expense over the periods in which the restricted stock vests.
The following table summarizes the Company’s restricted stock unit activity during the noted period:

	Restricted Stock Units	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2017	3,340,245	14.80
Granted	1,779,904	14.04
Vested	(615,334)	12.05
Forfeited	(367,223)	14.12
Non-vested at 31 March 2018	4,137,592	14.63
Granted	1,714,094	14.12
Vested	(745,787)	15.53
Forfeited	(844,391)	13.71
Non-vested at 31 March 2019	4,261,508	14.47

Restricted Stock Units – service vesting
During fiscal year 2019 and 2018, 617,793 and 332,262 restricted stock units (service vesting) were granted to employees under the 2001 Plan, respectively. The fair value of each restricted stock unit (service vesting) is equal to the market value of the Company’s common stock on the date of the grant, adjusted for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period.
During fiscal year 2019 and 2018, 242,964 and 237,480 restricted stock units (service vesting) that were previously granted as part of the 2001 Plan became fully vested and the underlying common stock was issued, respectively.
Restricted Stock Units – performance vesting
The Company granted 357,797 and 515,249 restricted stock units with a performance vesting condition under the LTIP to senior executives and managers of the Company on 17 August 2018 and 21 August 2017, respectively. The Company also granted 25,385 restricted stock units with a performance vesting condition under the LTIP to senior executives and managers of the Company on 6 September 2018. The vesting of the restricted stock units is subject to a return on capital employed (“ROCE”) performance hurdle being met and is subject to negative discretion by the Board. The Board’s discretion will reflect the Board’s judgment of the quality of the returns balanced against management’s delivery of market share growth and a scorecard of key qualitative and quantitative performance objectives. During fiscal year 2019, after exercise of negative discretion by the Board, 284,350 restricted stock units (performance vesting) that were granted on 16 September 2015 as part of the fiscal year 2016 long-term incentive award became fully vested and the underlying common stock was issued. The remaining 199,162 unvested restricted stock units from this grant were cancelled on 17 September 2018.
When the Board reviews the awards and determines whether any negative discretion should be applied at the vesting date, the award recipients may receive all, some, or none of their awards. The Board may only exercise negative discretion and may not enhance the maximum award that was originally granted to the award recipient.
The fair value of each restricted stock unit (performance vesting) is adjusted for changes in JHI plc’s common stock price at each balance sheet date and for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period until the performance conditions are applied at the vesting date.
Restricted Stock Units – market condition
Under the terms of the LTIP, the Company granted 663,738 and 932,393 restricted stock units (market condition) to senior executives and managers of the Company on 17 August 2018 and 21 August 2017, respectively. The Company also granted 49,381 restricted stock units (market condition) to senior executives and managers of the Company on 6 September 2018. The vesting of these restricted stock units is subject to a market condition as outlined in the relevant notice of meeting.
The fair value of each of these restricted stock units (market condition) granted under the LTIP is estimated using a binomial lattice model that incorporates a Monte Carlo simulation (the “Monte Carlo” method). The following table includes the assumptions used for restricted stock grants (market condition) valued during the year ended 31 March 2019 and 2018, respectively:

Vesting Condition:	Market	Market	Market
	FY19	FY19	FY18
Date of grant	6 Sep 2018	17 Aug 2018	21 Aug 2017
Dividend yield (per annum)	3.0%	3.0%	3.0%
Expected volatility	26.8%	28.1%	30.1%
Risk free interest rate	2.7%	2.7%	1.5%
Expected life in years	2.9	3.0	3.3
JHX stock price at grant date (A$)	20.87	22.00	17.91
Number of restricted stock units	49,381	663,738	932,393

During fiscal year 2019, 218,473 restricted stock units (market condition) that were previously granted became fully vested and the underlying common stock was issued. During fiscal year 2018, 156,812 restricted stock units (market condition) that were previously granted became fully vested and the underlying common stock was issued.
Scorecard LTI – cash settled units
Under the terms of the LTIP, the Company granted awards equivalent to 1,073,396 and 1,545,750 Scorecard LTI units on 17 August 2018 and 21 August 2017, respectively. The Company also granted awards equivalent to 76,155 on 6 September 2018 and 28,558 on 31 January 2019. These awards provide recipients a cash incentive based on an average 20 trading-day closing price of JHI plc’s common stock price and each executive’s scorecard rating. The vesting of awards is measured on individual performance conditions based on certain performance measures. Compensation expense recognized for awards are based on the fair market value of JHI plc’s common stock on the date of grant and recorded as a liability. The expense is recognized ratably over the vesting period and the liability is adjusted for subsequent changes in JHI plc’s common stock price at each balance sheet date adjusted for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period.
On 17 August 2018, 153,667 of the 456,995 Scorecard LTI units that were previously granted on 16 September 2015 as part of the FY2016 long-term incentive award became fully vested and the balance cancelled as a result of the Board’s determination of management’s performance against the FY2016-18 Scorecard. The cash amount paid to award recipients was based on an average 20 trading-day closing price of JHI plc’s common stock price.
On 18 September 2017, 197,800 of the 454,179 Scorecard LTI units that were previously granted on 16 September 2014 as part of the FY2015 long-term incentive award became fully vested and the balance cancelled as a result of the Board’s determination of management’s performance against the FY2015-17 Scorecard. The cash amount paid to award recipients was based on an average 20 trading-day closing price of JHI plc’s common stock price.